Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments

	Gain recognized in other
	comprehensive		Gain (loss) recognized
	Income, net		in statements of income, net
	December 31,	Statement of	Year ended December 31,
	2012	income item	2010	2011	2012

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$208	Operating expenses	$503	$(267)	$72

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts		Financial expenses	(375)	(287)	1,424

Total	$208		$128	$(554)	$1,496